Dreyfus Opportunistic Small Cap Fund (Prospectus Summary) | Dreyfus Opportunistic Small Cap Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dreyfus Opportunistic Small Cap Fund
Management fees	0.75%
Other expenses (including shareholder services fees)	0.44%
Total annual fund operating expenses	1.19%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dreyfus Opportunistic Small Cap Fund	121	378	654	1,443

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 85.92%
of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies. The fund considers small cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Index at the time of purchase. Stocks are selected for the fund's portfolio based primarily on bottom-up fundamental analysis. The fund's portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation catalyst.
In general, the fund seeks exposure to securities and sectors that the fund's portfolio managers perceive to be attractive from a valuation and fundamental standpoint.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q2, 2003: 39.66% Worst Quarter Q3, 2002: -36.65% The fund's year-to-date total return as of 9/30/12 was 16.64%.
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Dreyfus Opportunistic Small Cap Fund	Fund returns before taxes	(14.35%)	5.88%	6.35%
Dreyfus Opportunistic Small Cap Fund After Taxes on Distributions	Fund returns after taxes on distributions	(16.60%)	4.00%	5.16%
Dreyfus Opportunistic Small Cap Fund After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	(8.05%)	4.22%	5.05%
Dreyfus Opportunistic Small Cap Fund Russell 2000 Index	Russell 2000 Index reflects no deduction for fees, expenses or taxes	(4.18%)	0.15%	5.62%